Long-Term Debt (Details 7) (Land, equipment and other obligations, USD $)	12 Months Ended
	Feb. 28, 2013 item	Feb. 29, 2012	May 31, 2013 item	May 31, 2013 Minimum	Feb. 28, 2013 Minimum	May 31, 2012 Minimum	Feb. 29, 2012 Minimum	May 31, 2013 Maximum	Feb. 28, 2013 Maximum	May 31, 2012 Maximum	Feb. 29, 2012 Maximum
Long-Term Debt
New obligations incurred	$ 5,800,000	$ 4,400,000
Amount outstanding	7,500,000	8,200,000
Interest rate (as a percent)	3.50%	7.30%
Number of revenue bonds	4		4
Face amount of debt	25,300,000		25,300,000
Transferable letters of credit	5,400,000	10,600,000	5,400,000
Effective interest rate (as a percent)				0.25%	0.23%	0.23%	0.28%	0.43%	0.41%	0.46%	0.46%
Cash overdrafts liability	2,200,000		800,000
Remaining obligations	$ 3,900,000	$ 4,200,000
Weighted average interest rate (as a percent)	5.60%	4.40%